Restructuring and Asset Impairment Charges, Net (Tables)	12 Months Ended
Sep. 27, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net
The Company recorded restructuring and asset impairment charges by action and Consolidated Statement of Operations classification as follows ($ in millions):

	For the Years Ended
	September 27, 2013	September 28, 2012	September 30, 2011
2013 actions	$99	$—	$—
2012 actions	—	94	—
2011 and prior actions	12	10	78
Total restructuring and asset impairment charges, net	$111	$104	$78
Charges reflected in cost of sales	—	—	2
Charges reflected in SG&A	—	—	1
Charges reflected in restructuring, asset impairments and divestiture charges (gains), net	$111	$104	$75

Disclosure of the restructuring reserve by Balance Sheet classification
As of September 27, 2013 and September 28, 2012 , restructuring reserves related to all actions were included in the Company's Consolidated Balance Sheets as follows ($ in millions):

	As of
	September 27, 2013	September 28, 2012
Accrued and other current liabilities	$112	$83
Other liabilities	18	19
Total	$130	$102

2013 actions
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net
Restructuring and asset impairment charges, net, during the year ended September 27, 2013 related to the 2013 actions are as follows ($ in millions):

	For the Year Ended September 27, 2013
	Employee Severance and Benefits	Facility Exit and Other Charges	Total
NA Installation & Services	$34	$1	$35
ROW Installation & Services	46	4	50
Global Products	9	2	11
Corporate and Other	3	—	3
Total	$92	$7	$99

Restructuring reserves roll forward
The rollforward of the reserves from September 28, 2012 to September 27, 2013 is as follows ($ in millions):

Balance as of September 28, 2012	$—
Charges	102
Reversals	(4)
Utilization	(29)
Transfer	(1)
Balance as of September 27, 2013	$68

2012 actions
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net

2012 Actions
Restructuring and asset impairment charges, net, during the years ended September 27, 2013 and September 28, 2012 related to the 2012 actions are as follows ($ in millions):

	For the Year Ended September 27, 2013
	Employee Severance and Benefits	Facility Exit and Other Charges	Total
ROW Installation & Services	$—	$1	$1
Global Products	(1)	—	(1)
Total	$(1)	$1	$—

	For the Year Ended September 28, 2012
	Employee Severance and Benefits(1)	Facility Exit and Other Charges(2)	Total
NA Installation & Services	$10	$34	$44
ROW Installation & Services	22	5	27
Global Products	7	3	10
Corporate and Other	9	4	13
Total	$48	$46	$94
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(1)	Includes $6 million of charges for the year ended September 28, 2012 related to the 2012 Separation recorded by Corporate and Other.

(2)
Includes $20 million, $1 million and $2 million of asset impairment charges recorded by NA Installation & Services, ROW Installation & Services and Global Products, respectively, for the year ended September 28, 2012 related to the 2012 Separation. Includes $4 million of other restructuring charges recorded by Corporate and Other for the year ended September 28, 2012 related to the 2012 Sep

2012 Actions
Restructuring and asset impairment charges, net, during the years ended September 27, 2013 and September 28, 2012 related to the 2012 actions are as follows ($ i

Restructuring reserves roll forward
The rollforward of the reserves from September 28, 2012 to September 27, 2013 is as follows ($ in millions):

Balance as of September 28, 2012	$38
Charges	5
Reversals	(5)
Utilization	(22)
Currency translation	(1)
Balance as of September 27, 2013	$15